Cover	Oct. 02, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2024
Entity File Number	333-269343
Entity Registrant Name	Protopia Global Holdings Inc.
Entity Central Index Key	0001959585
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 408B&C, 4th Floor
Entity Address, Address Line Two	Lippo Sun Plaza
Entity Address, Address Line Three	No. 28 Canton Road
Entity Address, City or Town	Tsim Sha Tsui, Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	(852)
Local Phone Number	6686-0563
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false